Share capital - Additional information (Details) $ / shares in Units, $ in Thousands, $ in Thousands								12 Months Ended
	Jun. 14, 2023 USD ($) shares	Jun. 14, 2023 CAD ($) $ / shares shares	Jun. 07, 2023 USD ($) shares	Jun. 07, 2023 CAD ($) $ / shares shares	Jun. 06, 2023 CAD ($) shares	Mar. 14, 2022 USD ($) shares	Mar. 14, 2022 CAD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 06, 2023 USD ($)	Jun. 06, 2023 CAD ($) $ / shares	Apr. 30, 2022 shares	Mar. 31, 2022 shares	Mar. 14, 2022 $ / shares
Disclosure of classes of share capital [line items]
Issuance of common shares, net of issuance costs | $								$ 168,664	$ 14,101
Equity funding commitment per facility		20.00%
Warrants exercised during the period (in shares) | shares													1,250,000
Warrants expired during period (in shares) | shares													500,000
Triangle Deposit Ramp Development
Disclosure of classes of share capital [line items]
Premium value (CDN per share)														$ 2.00
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares												19,037
Private Placement
Disclosure of classes of share capital [line items]
Number of shares issued during period (in shares) | shares	6,269,231	6,269,231	10,400,000	10,400,000		442,700	442,700
Value of shares issued during period (CDN per share)		$ 13.00		$ 13.00										18.07
Issuance of common shares, net of issuance costs	$ 61,292	$ 81,500	$ 101,076	$ 135,200		$ 6,378	$ 8,000
Payments for share issue costs | $	$ 1,400
Premium value (CDN per share)														4.19
Premium value						$ 1,880				$ 2,635	$ 3,536
Private Placement | Triangle Deposit Ramp Development
Disclosure of classes of share capital [line items]
Number of shares issued during period (in shares) | shares						251,800	251,800
Value of shares issued during period (CDN per share)														$ 15.88
Issuance of common shares, net of issuance costs						$ 3,189	$ 4,000
Private Placement One
Disclosure of classes of share capital [line items]
Number of shares issued during period (in shares) | shares					390,900
Value of shares issued during period (CDN per share)											$ 19.18
Issuance of common shares, net of issuance costs | $					$ 7,498
Premium value (CDN per share)											6.02
Private Placement Two
Disclosure of classes of share capital [line items]
Number of shares issued during period (in shares) | shares					290,000
Value of shares issued during period (CDN per share)											17.24
Issuance of common shares, net of issuance costs | $					$ 4,998
Premium value (CDN per share)											$ 4.08